UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30,2003

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry71
Form 13F Information Table Value$117,747




Value
Investment
Security
Class
Cusip
 $1000
Discretion
SOLE
Ace Ltd Ord
COM

4108
119792SOLE
119792
Alcon Inc.
COM
H01301102
3856
84387SOLE
84387
American Express
COM
025816109
584
13977SOLE
13977
American Intl Group Inc.
COM
026874107
4929
89330SOLE
89330
Ameritrade Hldg Corp.
COM
03074k100
3263
441000SOLE
441000
Amgen
COM
031162100
3750
56876SOLE
56876
Applied Materials
COM
038222105
2263
142850SOLE
142850
Bankamerica Corp. New
COM
060505104
462
5841SOLE
5841
Best Buy
COM
086516101
1350
30735SOLE
30735
Biovail Corp
COM
09067K106
400
8500SOLE
8500
Carnival Corp.
COM
143658102
595
18300SOLE
18300
ChevronTexaco Corp
COM
166764100
448
6211.14SOLE
6211.14
Chicago Bridge Iron Co.
COM
167250109
1002
44200SOLE
44200
Chicago Mercantile
COM
167760107
1285
18450SOLE
18450
CIBER Inc.
COM
17163b102
887
126400SOLE
126400
Cisco Systems
COM
17275R102
2505
149190SOLE
149190
Citigroup
COM
172967101
4819
112587.37SOLE
112587.37
Clear Channel Commun Com
COM
184502102
1619
38200SOLE
38200
Computer Sciences Corp
COM
205363104
1060
27800SOLE
27800
Concord Computing
COM
206197105
590
40100SOLE
40100
Del Monte Foods Co.
COM
24522p103
1568
177416SOLE
177416
Dial Corp.
COM
25247D101
1322
67974SOLE
67974
Dicks Sporting Goods Inc.
COM
253393102
2179
59400SOLE
59400
DPS Biotech Holders Trust
COM
09067D201
2465
20000SOLE
20000
EBAY Inc
COM
278642103
1074
10325SOLE
10325
Echostar Comm Corp Cl A
COM
278762109
602
17400SOLE
17400
Exxon Mobil Corporation
COM
30231G102
377
10497SOLE
10497
Flextronics Int'l
COM

967
92700SOLE
92700
General Electric
COM
369604103
4542
158363.96SOLE
158363.96
Goldman Sachs Group Inc.
COM
38141G104
519
6200SOLE
6200
Grey Global Group Inc.
COM
39787m108
1055
1365SOLE
1365
Harman Int'l Industries Inc.
COM
413086109
1512
19100SOLE
19100
Harrah's Entertainment
COM
413619107
1414
35150SOLE
35150
Honeywell International Inc.
COM
438516106
826
30762SOLE
30762
IBM
COM
459200101
684
8290SOLE
8290
Intel Corp
COM
458140100
5249
252231.37SOLE
252231.37
Jacobs Engineering Group Inc.
COM
469814107
3363
79790SOLE
79790
Johnson & Johnson
COM
478160104
1052
20343SOLE
20343
JP Morgan Chase & Co.
COM
46625H100
465
13600SOLE
13600
Liberty Media Corp-A
COM
530718105
1835
158704SOLE
158704
Lowes Companies
COM
548661107
1270
29570SOLE
29570
Mcgraw Hill Co.
COM
580645109
628
10127.96SOLE
10127.96
Merck & Co.
COM
589331107
265
4375SOLE
4375
Michaels Stores Inc.
COM
594087108
2426
63750SOLE
63750
Microsoft
COM
594918104
3259
127100.21SOLE
127100.21
Mohawk Industries
COM
608190104
1094
19700SOLE
19700
Office Depot
COM
676220106
332
22900SOLE
22900
Omnicare Inc.
COM
681904108
1839
54425SOLE
54425
Pfizer Inc.
COM
717081103
2511
73530.15SOLE
73530.15
Providian Corp
COM
74406A102
2359
254700SOLE
254700
Quest Diagnostics Inc.
COM
74834l100
1445
22650SOLE
22650
Royal Dutch
COM
780257804
675
14471SOLE
14471
Schlumberger Ltd
COM
806857108
617
12975SOLE
12975
Silicon Labs Inc.
COM
826919102
1014
38100SOLE
38100
Staples Inc.
COM
855030102
2693
146774SOLE
146774
Symantec Corp.
COM
871503108
283
6450SOLE
6450
Terex Corp.
COM
880779103
1672
85650SOLE
85650
Total Fina SA Spon ADR
COM
89151E109
277
3650SOLE
3650
Travelers Property Casualty - A
COM
89420G109
482
30314SOLE
30314
United Technologies
COM
913017109
4981
70316.43SOLE
70316.43
Univision Comm. Cl A
COM
914906102
3470
114155SOLE
114155
Utd Surg. Ptnrs Intl
COM
913016309
640
28350SOLE
28350
Verisign Inc.
COM
92343E102
1615
117100SOLE
117100
Vitalstream Holdings Inc.
COM
92847T100
253
6000SOLE
6000
Waste Connections Inc.
COM
941053100
405
11550SOLE
11550
Weight Watchers Int'l
COM
948626106
958
21050SOLE
21050
Wendy's
COM
950590109
741
25585SOLE
25585
Williams Sonoma Inc Com
COM
969904101
2736
93700SOLE
93700
WYETH
COM
983024100
2622
57563SOLE
57563
Xilinx Inc.
COM
983919101
815
32200SOLE
32200
Zimmer Holdings Inc.
COM
989565P102
525
11661SOLE
11661